SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
SHARE CAPITAL

NOTE 10 – SHARE CAPITAL

Yerbaé is authorized to issue an unlimited number of Common Shares without par value and 100,000,000 preferred shares (each, a “Preferred Share”) without par value.

	As of December 31,
Issued and outstanding	2024	2023
Common shares(1)	63,085,228	58,822,126
Preferred shares	-	-
Warrants(2)	10,954,307	14,805,080
Stock options(3)	2,163,635	2,141,526
RSUs(4)	2,502,774	938,206
PSUs(5)	1,224,441	934,623
Fully-diluted share total	79,930,385	77,641,561

(1)	The outstanding Common Shares total is inclusive of the 8,000,000 Performance Shares.
(2)	The weighted average strike price of outstanding share purchase warrants is $1.48.
(3)	The weighted average strike price of outstanding stock options is $1.06.
(4)	The RSUs vest after 12 months. 1,611,110 vest in January 2025. The remaining 891,664 vest in April 2025.
(5)	During the year ended December 31, 2024, the Company granted an aggregate of 1,416,107 PSU’s of which 191,666 were forfeited during the period. 877,775 of the PSUs vest contingent upon and at the time the Company reaches certain net sales and capital raising thresholds for 2024. 346,666 vest contingent upon and at the time of completion of 12 consecutive months of services ending March 2025.

For the years ended December 31, 2024 and 2023, the Company had the following equity transactions:

On May 19, 2022, Yerbaé (formerly Kona Bay) entered into the Arrangement Agreement with Yerbaé USA, Merger Sub, FinCo, Todd Gibson and Karrie Gibson, with respect to the Kona Bay Transaction. On February 8, 2023, Yerbaé completed its Kona Bay Transaction with Yerbaé USA by way of a reverse takeover. conducted pursuant to: (i) the provisions of the DGCL in which Merger Sub merged with and into Yerbaé USA, and (ii) a plan of arrangement conducted pursuant to the provisions of the BCBCA. In connection with the Closing, Yerbaé (formerly, Kona Bay) consolidated its outstanding Common Shares on the basis of 5.8 pre-consolidation Common Shares for each one post-consolidation Common Share prior to the completion of the Amalgamation and changed its name from “Kona Bay Technologies Inc.” to “Yerbaé Brands Corp.”. Total Common Shares issued relating to the reverse takeover that were issued to former Kona Bay shareholders was 8,239,215 Common Shares with a fair value of $7,526,000.

At the time of Closing, an aggregate of 54,493,953 Common Shares were issued and outstanding of which: 35,848,290 Common Shares were issued to the former Yerbaé shareholders (inclusive of an aggregate of 5,631,276 Common Shares issued to former holders of an aggregate of $4,500,000 in convertible promissory notes of Yerbaé USA converted immediately prior to closing of the Kona Bay Transaction), 8,000,000 performance Common Shares (each, a “Performance Share”) were issued with a fair value of $11,360,000 of which $2,433,404 was recognized as a reduction of equity related to the current financing proceeds received and $2,840,000 has been included as deferred offering costs initially, and as of December 31, 2023, the deferred offering costs balance was Nil. The Performance Shares are held in escrow and are to be released upon the completion of certain performance-based incentives related to the listing of the Common Shares on the TSX Venture Exchange (“TSXV”), future equity financings, and certain trailing gross revenue targets, and 2,015,163 Shares were issued to former holders of subscription receipts of FinCo issuable in connection to a concurrent financing of $2,433,404 to the Kona Bay Transaction.

In addition, the 1,087,752 options to purchase shares of common stock (each, a “Yerbaé USA Share”) of Yerbaé USA which were outstanding immediately prior to closing of the Kona Bay Transaction were cancelled and the holders thereof were granted an aggregate of 1,087,752 options to purchase Common Shares (each, an “Option”), 1,754,464 warrants to purchase Yerbaé USA Shares which were outstanding immediately prior to Closing were cancelled and the holders thereof were granted an aggregate of 1,754,464 replacement warrants of Yerbaé, and 2,015,163 warrants to purchase shares of FinCo which were outstanding immediately prior to closing of the Kona Bay Transaction were cancelled and the holders thereof were granted an aggregate of 2,015,163 replacement warrants. 5,631,276 warrants were also issued as part of the conversion of the $4,500,000 convertible promissory notes.

In connection with the closing of the Kona Bay Transaction, the parties paid customary advisory fees to an eligible arm’s length third party finder (the “Finder”), in consideration for the Finder’s services in facilitating the identification, negotiation and implementation of the Kona Bay Transaction which consisted of the issuance of 507,662 Common Shares with a fair value of $720,880, as well as a cash payment of $200,000.

On July 17 2023, Yerbaé announced a non-brokered private placement of units (each, a “Unit”) of the Company at a price of $1.83 per Unit for aggregate gross proceeds of up to $5,000,000 (the “Offering”), with each Unit consisting of one Common Share and one warrant entitling the holder thereof to acquire one additional Common Share at a price per warrant share of $2.15 for a period of 24 months from the date of issuance. On August 18, 2023, Yerbaé closed the initial tranche of the Offering which consisted of the issuance by the Company of 2,219,629 Units for aggregate gross proceeds of $4,061,921. In connection with the closing of the initial tranche, the Company paid eligible finders cash fees of $33,243. On August 31, 2023, Yerbaé closed the second tranche of the Offering which consisted of the issuance by the Company of 225,329 Units for aggregate gross proceeds of $412,352.

Yerbaé entered into an agreement, as amended on June 19, 2023 (the “FORCE Family Agreement”) with FORCE Family Office Inc. (“FORCE”). Under the terms of the FORCE agreement, FORCE will provide certain business development and corporate strategies services to enhance the Company’s growth and market positioning. In consideration for the services to be provided by FORCE, the Company agreed to pay FORCE an aggregate consulting fee of $150,000 payable in Common Shares as to $25,000 in Common Shares on the date that is one month from the date of execution of the FORCE agreement at a deemed price per Common Share equal to the prevailing market price of the Common Shares on the date of such payment and $125,000 in Common Shares on the date of expiration of the six month term at a deemed price per Common Share equal to the prevailing market price of the Common Shares on the date of such payment. Accordingly, on July 21, 2023, the Company issued 11,363 Common Shares to FORCE at a deemed price of $2.20 per Common Share in satisfaction of the initial $25,000 payment.

On November 16, 2023, Yerbaé issued 159,496 Common Shares upon the exercise of 159,496 warrants. On November 24, 2023, Yerbaé issued 66,489 Common Shares at a deemed price of US$1.88 per Common Share to FORCE pursuant to the terms of the FORCE Family Agreement.

On December 29, 2023, Yerbaé granted, effective January 1, 2024, an aggregate of 531,250 Options, 1,666,665 RSUs and 1,002,775 PSUs. Each Option, once vested, is exercisable into one Common Share at a price of $0.96 per Common Share for a period of 7 years. Each RSU represents the right to receive, once vested twelve (12) months from the date of grant, in accordance with corresponding the RSU award agreements, one Common Share. Each PSU represents the right to receive, once vested, in accordance with the correspondence PSU award agreements and achievement of the performance criteria, one Common Share. Subsequent to the year end the board of directors approved a change to the vesting conditions of 877,775 PSUs whereby all performance-based criteria were removed, leaving only a time-based criteria. As a result of the modification, these awards were fully vested on February 13, 2025.

During the year ended December 31, 2023, $525,000 in principal amount of Debentures and $14,606 in accrued interest was converted into an aggregate of 375,000 Common Shares. The principal amount was converted using a Common Share price of $1.40 and the accrued interest was converted using a weighted average Common Share price of $1.81.

During the year ending December 31, 2023, the Company received proceeds of $1,040,212 in relation to the exercise of an aggregate of 1,094,968 Warrants at $0.95 per Common Share resulting in the issuance of 1,094,968 Common Shares. At December 31, 2023, there were 58,822,126 common shares issued and outstanding.

On January 16, 2024, the Company issued, in connection with the exercise by one eligible warrant holder (the “Eligible Holder”) who participated in the Company’s warrant exercise incentive program an aggregate of 835,000 Warrants for aggregate proceeds to the Company of $1,002,000, and an aggregate of 835,000 warrants (each, an “Incentive Warrant”) to the Eligible Holder. The Incentive Warrants are exercisable into the same number of common shares of the Company at an exercise price of $1.50 per common share until December 14, 2025, subject to an acceleration provision whereby, if for any thirty (30) consecutive trading days (the “Premium Trading Days”) following the repricing the closing price of the common shares exceeds $2.50 per common share, the Incentive Warrants’ expiry date will be accelerated such that holders will have thirty (30) calendar days to exercise the Incentive Warrants (if they have not first expired in the normal course) (the “Acceleration Clause”). In accordance with the guidance in ASC 815-40-35, the Company determined that the exchange was related to equity financing (i.e. the inducement of the existing warrants) and therefore recognized the $133,600 excess in fair value of the exchanged instrument over the fair value of the instrument immediately before it was exchanged as an equity issuance cost.

On January 22, 2024, the Company issued, in connection with the exercise by one eligible warrant holder, an aggregate of 263,157 Common Shares for aggregate proceeds to the Company of $249,980.

On January 30, 2024, the Company issued, in connection with the exercise by one eligible warrant holder, an aggregate of 352,941 Common Shares for aggregate proceeds to the Company of $300,000.

On March 12, 2024, the Company issued an aggregate of 1,493,908 Common Shares at a deemed issue price of $0.74 pursuant to the vesting of certain performance share units (each, a “PSU”) and restricted share units (each, a “RSU”), as to 685,867 PSUs and 808,041 RSUs.

On April 8, 2024, the Company issued an aggregate of 1,103,811 common shares and 1,103,811 share purchase warrants pursuant to the exercise and terms of 1,003,468 special warrants originally issued pursuant to the closing of a special warrants offering which closed on December 6, 2023. The proceeds of the special warrants of approximately $1.5 million were received on December 6, 2023 and no proceeds were received upon the exercise of the special warrants.

On October 3, 2024, the Company issued 214,835 common shares at a fair value of $0.30 per common share pursuant to a loan agreement with Maximcash solutions (see Note 9).

During the twelve months ended December 31, 2024, there was a total of 2,399,675 warrants expired unexercised.

Performance Shares

During the year ended December 31, 2023, the Company granted:

(a)	an aggregate of 5 million Performance Shares to the CEO and COO upon consummation of the Kona Bay Transaction. These Performance Shares are held in escrow and are to be released upon the completion of certain performance-based incentives related to the listing of the Common Shares on the TSXV future equity financings, and certain trailing gross revenue targets. As of December 31, 2024, 2.5 million performance shares have been released, and the remainder are in escrow as not all of the performance criteria have been achieved; and
(b)	an aggregate of 3 million Performance Shares to unrelated third parties in connection with the Kona Bay Transaction. One million of these Performance Shares were released upon completion of the Kona Bay Transaction. The remaining two million Performance Shares were subject to escrow until completion, within twelve months of the Listing Date, by the Company of a financing of a minimum aggregate of $7,000,000 (excluding the proceeds from the Concurrent Financing) at a valuation of the Company equal to a minimum of $50,000,000. These performance criteria were met during the year ended December 31, 2023, and, as such, all of the performance shares were released from escrow as of December 31, 2023.